Significant Accounting Policies - Intangible Assets (Details)	12 Months Ended
Dec. 31, 2015
Purchased Customer Contracts and Relationships | Minimum
Finite-Lived Intangible Assets [Line Items]
Finite-Lived intangible asset, useful life (in years)	9 years
Purchased Customer Contracts and Relationships | Maximum
Finite-Lived Intangible Assets [Line Items]
Finite-Lived intangible asset, useful life (in years)	20 years
Customer Lists
Finite-Lived Intangible Assets [Line Items]
Finite-Lived intangible asset, useful life (in years)	10 years